Stock Option Plan - Summary of Information about Stock Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, outstanding	43,569
Number of options, exercisable	12,064
Aggregate intrinsic value of stock option awards outstanding	$ 424
Aggregate intrinsic value of stock options exercisable	$ 159
23.63 to 35.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, outstanding	11,145
Weighted average exercise price per option, outstanding	$ 30.61
Weighted average remaining contractual life (in years), outstanding	2 years 3 months 29 days
Number of options, exercisable	5,797
Weighted average exercise price per option, exercisable	$ 29.73
Weighted average remaining contractual life (in years), exercisable	2 years 18 days
37.75 to 45.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, outstanding	32,424
Weighted average exercise price per option, outstanding	$ 40.58
Weighted average remaining contractual life (in years), outstanding	6 years 5 months 1 day
Number of options, exercisable	6,267
Weighted average exercise price per option, exercisable	$ 39.09
Weighted average remaining contractual life (in years), exercisable	5 years 6 months 4 days